Employee Benefit Plans - Deferred Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valero Savings Plan
Defined contribution plan, allocation of benefit costs	$ 7	$ 5	$ 6
Valero Energy Corporation Thrift Plan
Defined contribution plan, allocation of benefit costs	1	1	1
Ultramar Ltd. Savings Plan
Defined contribution plan, allocation of benefit costs	$ 3	$ 3	$ 3